Consolidated Statements of Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 1,651,985	$ 1,603,067
Inventories	175,719	242,970
Trade and other receivables	27,047	30,264
Prepaid expenses and other assets	99,671	30,213
Receivable from related party	511,284	1,620,073
Current assets	2,465,706	3,526,587
Non-current assets
Property, plant and equipment	9,782,647	8,838,305
Inventories	28,985	18,655
Deferred income tax assets	534,078	649,421
Receivable from related party and other financial assets	10,978	279,019
Non-current assets	10,356,688	9,785,400
Total assets	12,822,394	13,311,987
Current liabilities
Borrowings and other financial liabilities	26,547
Trade and other payables	466,206	459,244
Deferred revenue	27,896	75,162
Current liabilities	520,649	534,406
Non-current liabilities
Borrowings and other financial liabilities	4,187,270	4,187,297
Deferred income tax liabilities	79,180	47,934
Decommissioning obligations	104,238	131,565
Non-current liabilities	4,370,688	4,366,796
Total liabilities	4,891,337	4,901,202
Equity
Share capital	11,432,122	11,432,122
Contributed surplus	1,558,811	1,558,264
Accumulated other comprehensive income	(813)	844
Deficit	(3,821,889)	(3,670,310)
Equity attributable to owners of Turquoise Hill	9,168,231	9,320,920
Attributable to non-controlling interest	(1,237,174)	(910,135)
Total equity	7,931,057	8,410,785
Total liabilities and equity	$ 12,822,394	$ 13,311,987